Employee Benefits - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Amount incurred for employee benefits	¥ 58.1	¥ 7.4	¥ 0.9